INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2023 (Details) ₸ in Millions, ₴ in Millions, $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions									1 Months Ended																	2 Months Ended			3 Months Ended		4 Months Ended		12 Months Ended
	May 31, 2024 USD ($)	Mar. 28, 2024 USD ($)	Oct. 13, 2023 USD ($)	Oct. 09, 2023 USD ($)	Oct. 04, 2023 USD ($)	Sep. 27, 2023 USD ($)	Apr. 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BDT (৳)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	May 31, 2022 USD ($)	May 31, 2022 UAH (₴)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 UAH (₴)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 PKR (₨)	Mar. 31, 2022 UAH (₴)	Feb. 28, 2022 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BDT (৳)	May 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 UAH (₴)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 KZT (₸)	Sep. 30, 2024 KZT (₸)	May 31, 2024 PKR (₨)	Feb. 29, 2024 BDT (৳)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 KZT (₸)	Nov. 30, 2023 BDT (৳)	Oct. 31, 2023 USD ($)	Sep. 13, 2023 redemptionNotice	Jun. 30, 2023 UAH (₴)	Apr. 30, 2023 PKR (₨)	Mar. 31, 2023 UAH (₴)	Jan. 30, 2023	Jan. 24, 2023	Nov. 11, 2022	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 RUB (₽)	Apr. 30, 2022 UAH (₴)
Disclosure of detailed information about borrowings [line items]
Utilized																															$ 3,707		$ 3,348	$ 3,707
Repayment of borrowings																																	1,483	1,098		$ 1,619
2023 Notes
Disclosure of detailed information about borrowings [line items]
Amendment fee (in basis points)																																																	2.00%
Notes, purchase price, percentage of principal amount (in percent)																																																	102.00%
Payment of put option premium, notes							$ 9
October 2023 Notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued								$ 165
Amendment fee								1
December 2023 Notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued								$ 294
Amendment fee						$ 1
VEON Holdings B.V. | PJSC Vimpelcom
Disclosure of detailed information about borrowings [line items]
Proceeds																																	2,140	2,140
Notes offset against purchase consideration				$ 1,576
Debt repayment												$ 406
Unitel LLC | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Deferred consideration																															72		72	72
Notional amount				$ 1,576
Unitel LLC | Issue of notes | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Notional amount																																	1,005
PJSC Vimpelcom | Issue of notes | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Notional amount																															72		$ 72	72
2023 Notes At 5.95 percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																																																			5.95%
Debt repayment			$ 39
2023 Notes At 7.25 percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																																																			7.25%
Alfa Bank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 556																																	₽ 45
Alfa Bank RUB 45 million loan | VEON Finance Ireland Designated Activity Company
Disclosure of detailed information about borrowings [line items]
Scheme creditors percentage voting																																																		97.59%
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about borrowings [line items]
Notional amount																															1,250			1,250
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Utilized										$ 363																					1,055			1,055										$ 692
Proceeds from non-current borrowings															$ 82										$ 430			$ 610
Facility amount																						$ 1,055			$ 1,250
Revolving credit facility | Revolving credit facility, balance rolled over
Disclosure of detailed information about borrowings [line items]
Utilized									$ 363																	$ 363															$ 692
Repayment of borrowings		$ 805							250
Raiffeisen Bank Aval | Kyivstar
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings																																		38	₴ 1,400
OTP Bank UAH 490 million loan | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount | ₴																			₴ 1,250																											₴ 1,250		₴ 1,250						₴ 1,250
Repayment of borrowings																$ 17	₴ 490	$ 17	₴ 490	17	₴ 490	17		₴ 490										21	₴ 760
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings													$ 41	₨ 10								$ 222	₨ 40
Syndicated loan with a 10 year maturity | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 164							217																											₨ 40					₨ 40
Utilized																				$ 156																																₨ 30
Proceeds from non-current borrowings																													$ 232	₨ 65
Facility amount	$ 270																																						₨ 75
Borrowings term	10 years																			10 years	10 years
Syndicated loan with a 5 year maturity | BDCL (Bangalink Digital Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings										45	৳ 5															27	৳ 3
Facility amount									$ 73	$ 73																$ 73														৳ 8			৳ 8
Borrowings term										5 years	5 years
KaR-Tel LLP - Term Facility
Disclosure of detailed information about borrowings [line items]
Utilized																															22			22								₸ 9,800
Proceeds from non-current borrowings																															22	₸ 9,800
Facility amount																															$ 33			$ 33			₸ 15,000	₸ 10,000				₸ 15,000
December 2023 Notes
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings						$ 243
June 2024 notes
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings					$ 406
VEON Holdings B.V.’s bonds maturing in December 2023 and June 2024
Disclosure of detailed information about borrowings [line items]
Number of redemption notices issued | redemptionNotice																																													2